Finance Income	12 Months Ended
Jun. 30, 2025
Material income and expense [abstract]
Finance Income	Note 11. Finance Income

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Interest income	5,532	3,395	3,227
Total finance income	5,532	3,395	3,227